Significant Accounting Policies - Employee benefit (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Employee benefit expenses	¥ 155.8	¥ 202.5	¥ 236.6
Balances of employee welfare benefit	42.5	53.2
Appropriations to statutory reserves	¥ 0.3	0.0	¥ 2.7
Decrease due to deconsolidation		¥ 2.2